Financial Income, Net (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Financial Income, Net
Finance income	$ 557	€ 463	€ 230	€ 241
Thereof available-for-sale financial assets (equity)		382	164	176
Finance costs	(334)	(278)	(268)	(246)
Thereof interest expense from financial liabilities at amortized cost		(89)	(108)	(135)
Thereof interest expense from derivatives		(116)	(114)	(72)
Financial income, net	$ 223	€ 185	€ (38)	€ (5)